Document And Entity Information	9 Months Ended
Sep. 30, 2015
Document And Entity Information
Entity Registrant Name	GlyEco, Inc.
Entity Central Index Key	0000931799
Document Type	S-1
Document Period End Date	Sep. 30, 2015
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Company
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	Q3